Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other paid-in equity	Translation adjustment	Pension measurement adjustment	Cash flow hedge	Retained losses	Non-controlling interests
Balance at Dec. 31, 2021	$ (3,828,925)	$ 2,253	$ (44,565)		$ 115,900	$ (16,705)	$ 2,666		$ (3,890,873)	$ 2,399
Net income (loss)	414,674								414,719	(45)
Other comprehensive income (loss)	20,555					12,969	1	$ 7,589		(4)
Total comprehensive income (loss)	435,229					12,969	1	7,589	414,719	(49)
Increase to non-controlling interests	912									912
Dividend distribution	(46,462)								(46,462)
Stock based compensation	25,263				25,263
Income tax impact due to stock based compensation	(7,543)				(7,543)
Balance at Dec. 31, 2022	(3,421,526)	2,253	(44,565)		133,620	(3,736)	2,667	7,589	(3,522,616)	3,262
Net income (loss)	(1,850,096)								(1,850,572)	476
Other comprehensive income (loss)	6,901					7,939	(2,750)	1,726		(14)
Total comprehensive income (loss)	(1,843,195)					7,939	(2,750)	1,726	(1,850,572)	462
Dividend distribution	(49,634)								(49,634)
Stock based compensation	17,909				17,909
Income tax impact due to stock based compensation	26,963				26,963
Balance at Dec. 31, 2023	(5,269,483)	2,253	(44,565)		178,492	4,203	(83)	9,315	(5,422,822)	3,724
Net income (loss)	152,977								152,331	646
Other comprehensive income (loss)	(49,554)					1,093	(1,524)	(49,112)		(11)
Total comprehensive income (loss)	103,423					1,093	(1,524)	(49,112)	152,331	635
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	243,927	110	243,817
Conversion of Series C Preference Shares to ordinary shares	4,402,933	1,843	4,401,090
Issuance of ordinary shares for vesting of restricted share units		178			(178)
Ordinary shares withheld related to restricted share units	(124,109)			$ (124,109)
Issuance of ordinary shares upon exercise of stock options	12,294	8	12,286
Issuance of ordinary shares for the exercise of warrants	395,972	87	395,885
Dividend distribution	(18,949)								(18,342)	(607)
Stock based compensation	14,111				14,111
Income tax impact due to stock based compensation	20,904				20,904
Balance at Dec. 31, 2024	$ (218,977)	$ 4,479	$ 5,008,513	$ (124,109)	$ 213,329	$ 5,296	$ (1,607)	$ (39,797)	$ (5,288,833)	$ 3,752